CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 05, 2016	Feb. 16, 2016	Feb. 12, 2016	Aug. 05, 2015	Aug. 05, 2014	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Aug. 12, 2014
Loss Contingencies [Line Items]
Expected special cash dividends							$ 30,573
Proskauer Action [Member]
Loss Contingencies [Line Items]
Litigation settlement amount				$ 3,000
Litigation settlement, effective date								February 12, 2016
Litigation recovery percentage expected to be disbursed to the class action plaintiffs							15.00%
Net litigation recovery						$ 14,242	$ 14,242
Proskauer Action [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Litigation settlement, expense								$ 14,250
Independent Registered Public Accounting Firm [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs									$ 1,750
Former Officers and Directors [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs									10,500
Former Underwriters [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs									$ 4,000
Subsequent Event [Member] | Common Class B [Member] | Scenario, Plan [Member]
Loss Contingencies [Line Items]
Expected special cash dividends		$ 1,340
Cash distribution		$ 80
Subsequent Event [Member] | Proskauer Action [Member]
Loss Contingencies [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs	15.00%					10.00%	15.00%
Net litigation recovery						$ 14,250	$ 14,250
Subsequent Event [Member] | Proskauer Action [Member] | Scenario, Plan [Member]
Loss Contingencies [Line Items]
Reorganization items			$ 18,150
Equity Plan [Member]
Loss Contingencies [Line Items]
Litigation settlement amount					$ 7,000
Litigation settlement, effective date								August 5, 2014
Equity Plan [Member] | SEC Investigation [Member]
Loss Contingencies [Line Items]
Litigation reserve						$ 5,000	$ 5,000	$ 5,000
Equity Plan [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs							15.00%
Final Order [Member] | Equity Plan [Member] | Subsequent Event [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Litigation settlement amount							$ 5,000
Reorganization items							$ 2,140